Shareholder Report, Holdings (Details) - C000009558 [Member]	Dec. 31, 2024
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.32%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.39%